Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Property and Equipment, Net [Line Items]
Subtotal	$ 9,882,803	$ 9,750,445
Less: accumulated depreciation	(6,359,806)	(6,050,480)
Property and equipment, net	$ 3,522,997	3,699,965
Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	20 years
Subtotal	$ 7,381,524	7,304,936
Machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	1,946,788	1,896,976
Automobiles [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	74,476	73,703
Office and electric equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	$ 480,015	$ 474,830
Minimum [Member] | Machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	5 years
Minimum [Member] | Automobiles [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	3 years
Minimum [Member] | Office and electric equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	3 years
Maximum [Member] | Machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	10 years
Maximum [Member] | Automobiles [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	5 years
Maximum [Member] | Office and electric equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	5 years